Other Payables	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Other Payables
27.	OTHER PAYABLES

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$9,450	$10,126
Payables to contractors	1,779	3,015
Accrued compensation to employees and remuneration to directors and supervisors	1,691	1,997
Amounts collected for others	1,308	1,426
Payables to equipment suppliers	1,049	1,154
Accrued maintenance costs	1,040	1,011
Payable on land (Note 16)	1,057	—
Others	6,614	5,708
	$23,988	$24,437